ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (Details)	12 Months Ended										0 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Common Class A USD ($)	Dec. 31, 2014 Common Class A CNY	Dec. 31, 2013 Common Class A USD ($)	Dec. 31, 2013 Common Class A CNY	Nov. 30, 2005 Maxpro Mr. Donald Zhang	Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2014 Parent Common Class A USD ($)	Dec. 31, 2013 Parent Common Class A USD ($)
Condensed Balance Sheets
Equity interest ownership percentage of the entity owned by owner(s)											100.00%
Share-based compensation	142,000	242,000	3,465,000
Current assets:
Cash and cash equivalents	47,616,000	145,610,000	191,048,000	7,674,000	23,468,000	235,450,000						189,000	1,174,000	1,088,000	6,752,000	21,453,000	34,080,000
Restricted Cash	8,903,000	13,235,000		1,435,000
Amounts due from related parties	237,000	142,000		38,000								20,637,000	128,046,000		125,847,000
Prepaid expenses and other current assets	20,998,000	44,479,000		3,384,000								125,000	771,000		868,000
Total current assets	508,715,000	503,101,000		81,989,000								20,951,000	129,991,000		133,467,000
Non-current assets:
Long-term investments												12,861,000	79,799,000		181,761,000
Total assets	726,287,000	738,263,000		117,056,000								33,812,000	209,790,000		315,228,000
Current liabilities:
Accrued expenses and other current liabilities	429,376,000	328,034,000		69,201,000								557,000	3,461,000		3,962,000
Amounts due to related parties	11,782,000	282,000		1,899,000								2,524,000	15,658,000		11,890,000
Total liabilities	493,755,000	390,702,000		79,578,000								3,081,000	19,119,000		15,852,000
Shareholders' equity:
Ordinary shares							798,000	4,949,000		4,946,000		798,000	4,946,000		4,946,000
Additional paid-in capital	1,036,336,000	1,036,120,000		167,027,000								167,027,000	1,036,336,000		1,036,120,000
Statutory reserves	5,595,000	5,595,000		902,000								902,000	5,595,000		5,595,000
Accumulated deficit	(856,209,000)	(747,285,000)	(674,134,000)	(137,996,000)								(137,996,000)	(856,209,000)		(747,285,000)
Total IFM Investments Limited shareholders' equity	190,671,000	299,376,000		30,731,000								30,731,000	190,671,000		299,376,000
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	726,287,000	738,263,000		$ 117,056,000								$ 33,812,000	209,790,000		315,228,000
Ordinary shares, par value (in dollars per share)							$ 0.001		$ 0.001									$ 0.001	$ 0.001
Ordinary shares, shares authorized							3,133,000,000	3,133,000,000	3,133,000,000	3,133,000,000								3,133,000,000	3,133,000,000
Ordinary shares, shares issued							669,233,000	669,233,000	668,759,000	668,759,000								669,233,000	668,759,000
Ordinary shares, shares outstanding							669,233,000	669,233,000	668,759,000	668,759,000								669,233,000	668,759,000